Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 248,034	$ 481,841
Cash - Escrow	1,782	52,659
Prepaid Insurance	20,613	0
Inventory	49,604	10,035
TOTAL CURRENT ASSETS	320,033	544,535
Other Assets
Other Asset - Licensing Agreement	1,000	0
Total Other Assets	1,000	0
TOTAL ASSETS	321,033	544,535
CURRENT LIABILITIES
Accounts payable	38,315	0
Credit Card Payable	230	0
Due to stockholder	1,000	1,000
TOTAL CURRENT LIABILITIES	39,545	1,000
STOCKHOLDERS' EQUITY
Common stock $0.001 par value, 190,000,000 shares authorized; 38,453,328 issued and outstanding at September 30, 2017; 33,197,769 shares issued and outstanding at December 31, 2016	38,453	33,198
Additional paid in capital	584,431	518,963
Accumulated deficit	(341,396)	(8,626)
TOTAL STOCKHOLDERS' EQUITY	281,488	543,535
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 321,033	$ 544,535